Schedule of Investments (unaudited)
July 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, 4.30%, 07/15/30	$11,400	$11,371,115
BA Credit Card Trust, 4.31%, 05/15/30	22,264	22,218,615
BMW Vehicle Lease Trust
3.93%, 11/26/27, (30-day Avg SOFR + 0.31%)(a)	9,336	9,337,862
3.94%, 11/26/27	12,725	12,720,369
4.43%, 09/27/27	8,709	8,716,037
CNH Equipment Trust
3.82%, 06/15/29	31,261	31,176,115
3.96%, 08/15/28, (30-day Avg SOFR + 0.33%)(a)	6,249	6,250,474
CNH Equipment Trust 2025-B
3.96%, 11/15/28(a)	4,652	4,651,553
4.37%, 11/15/28	3,692	3,693,639
Ford Credit Auto Lease Trust
3.83%, 08/15/28	11,514	11,492,663
4.04%, 08/15/27, (30-day Avg SOFR + 0.41%)(a)	458	457,627
4.37%, 03/15/28	12,272	12,281,325
4.39%, 03/15/29	13,557	13,559,480
Ford Credit Auto Owner Trust
3.99%, 09/15/28	10,707	10,696,342
3.99%, 09/15/28, (30-day Avg SOFR + 0.36%)(a)	10,179	10,178,185
4.02%, 01/15/29	13,697	13,670,959
4.04%, 12/15/27, (30-day Avg SOFR + 0.41%)(a)	3,460	3,460,867
4.59%, 10/15/27	423	422,657
Honda Auto Receivables Owner Trust
3.71%, 09/21/28	31,164	31,072,437
3.96%, 09/21/28, (30-day Avg SOFR + 0.34%)(a)	16,395	16,400,719
4.01%, 06/15/28, (30-day Avg SOFR + 0.38%)(a)	9,901	9,904,682
4.04%, 06/15/28	9,188	9,184,737
4.11%, 01/18/28, (30-day Avg SOFR + 0.48%)(a)	5,349	5,351,395
4.11%, 12/15/28	41,473	41,421,155
4.30%, 01/18/28	9,345	9,349,780
Hyundai Auto Lease Securitization Trust
3.85%, 05/15/28(b)	25,803	25,732,749
3.99%, 05/15/28, (30-day Avg SOFR + 0.36%)(a)(b)	12,053	12,053,737
4.06%, 09/15/28(b)	40,674	40,567,036
4.33%, 09/15/27, (30-day Avg SOFR + 0.70%)(a)(b)	2,048	2,049,576
4.37%, 01/18/28(b)	4,461	4,463,936
4.58%, 09/15/27(b)	4,634	4,639,070
4.60%, 06/15/27(b)	3,825	3,826,631
Hyundai Auto Receivables Trust
3.71%, 02/15/29	15,359	15,314,293
3.97%, 12/15/27, (30-day Avg SOFR + 0.34%)(a)	2,558	2,558,442
3.97%, 07/17/28	10,425	10,419,104
3.97%, 02/15/29, (30-day Avg SOFR + 0.34%)(a)	32,649	32,655,053
4.01%, 11/15/28, (30-day Avg SOFR + 0.38%)(a)	13,020	13,024,488
4.03%, 11/15/28	11,822	11,811,085
4.19%, 05/15/29	35,051	35,021,102
4.33%, 12/15/27	2,597	2,598,170
4.45%, 08/15/28	15,268	15,281,649
Nissan Auto Lease Trust
3.90%, 05/15/28	12,311	12,275,847
Security	Par (000)	Value
4.08%, 05/15/28, (30-day Avg SOFR + 0.45%)(a)	$16,000	$16,018,299
4.60%, 11/15/27	7,896	7,905,753
Nissan Auto Lease Trust 2025-B, 4.44%, 03/15/28	14,932	14,951,355
Nissan Auto Receivables Owner Trust
4.00%, 07/17/28	12,985	12,974,470
4.01%, 07/17/28, (30-day Avg SOFR + 0.38%)(a)	8,200	8,204,373
4.50%, 02/15/28	13,499	13,512,547
Porsche Innovative Lease Owner Trust
4.10%, 10/20/28	17,405	17,379,488
4.60%, 12/20/27(b)	6,534	6,541,500
Toyota Auto Receivables Owner Trust
3.80%, 12/15/28	22,656	22,614,310
3.89%, 08/15/28	9,244	9,235,345
3.95%, 08/15/28, (30-day Avg SOFR + 0.32%)(a)	6,561	6,562,521
3.96%, 12/15/28, (30-day Avg SOFR + 0.33%)(a)	7,187	7,189,520
4.04%, 02/15/29	18,240	18,205,886
4.11%, 03/15/30	40,402	40,254,355
4.17%, 03/15/28, (30-day Avg SOFR + 0.54%)(a)	4,571	4,573,228
Toyota Lease Owner Trust
3.91%, 05/22/28(b)	8,377	8,360,810
3.96%, 05/22/28, (30-day Avg SOFR + 0.34%)(a)(b)	2,839	2,839,942
USAA Auto Owner Trust, 3.98%, 03/15/28(b)	5,866	5,864,879
Volkswagen Auto Lease Trust
3.97%, 04/20/28	5,428	5,421,895
3.99%, 04/20/28, (30-day Avg SOFR + 0.37%)(a)	4,926	4,927,816
Total Asset-Backed Securities — 9.4% (Cost: $787,651,996)		786,871,049
Certificates of Deposit
Banco Bilbao Vizcaya Argentaria/New York
3.83%, 08/20/26	30,000	30,000,468
3.83%, 02/26/27	35,000	34,903,484
4.10%, 03/10/27	74,550	74,454,703
4.50%, 07/15/27	15,545	15,549,834
Banco Santander SA
3.78%, 10/05/26	36,800	36,791,727
4.15%, 08/13/26	13,060	13,061,387
Banco Santander SA/New York, 3.80%, 02/25/27	5,000	4,987,782
Bank AMER Charlotte, 4.42%, 07/01/27	18,560	18,559,075
Bank of America N.A., 4.20%, 06/01/27	9,000	8,987,722
Barclays Bank PLC, 4.05%, 03/12/27	34,650	34,618,015
Barclays Bank PLC/New York, 3.98%, 08/10/26, (1-day SOFR + 0.33%)(a)	21,500	21,501,262
BNP Paribas/New York, 3.80%, 11/24/26	35,000	34,973,820
Canadian Imperial Bank of Commerce/New York
3.75%, 02/05/27	47,990	47,873,787
3.80%, 01/11/27	21,500	21,464,944
Cooperatieve Rabobank UA/New York, 3.80%, 11/16/26	60,020	59,985,134
Deutsche Bank AG/New York
3.88%, 12/17/26	7,930	7,921,264
3.93%, 12/08/26	14,630	14,618,542
4.06%, 02/05/27, (1-day SOFR + 0.41%)(a)	17,000	17,012,218
4.15%, 05/05/27	49,500	49,419,483
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 4.12%, 04/06/27	39,620	39,577,056
Goldman Sachs Bank USA/New York, 4.12%, 03/31/27	38,840	38,801,420

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lloyds Bank Corporate Markets PLC/New York, 4.16%, 05/14/27	$41,310	$41,254,826
Mizuho Bank Ltd./New York, 4.16%, 05/26/27	56,660	56,592,172
MUFG Bank Ltd./New York, 4.00%, 09/10/26(a)	25,800	25,806,932
National Bank of Kuwait/New York, 4.05%, 01/25/27	34,085	34,027,662
Natixis SA/New York NY, 4.13%, 05/12/27	48,650	48,575,128
Royal Bank of Canada/New York, 3.74%, 10/05/26	27,690	27,683,886
Standard Chartered Bank/New York, 4.45%, 02/05/27, (1-day SOFR + 0.42%)(a)	19,600	19,610,596
Sumitomo Mitsui Banking Corp/New York, 4.01%, 10/15/26(a)	38,000	38,019,331
Sumitomo Mitsui Trust/New York, 4.05%, 11/24/26	54,110	54,126,027
Svenska Handelsbanken AB, 3.82%, 09/15/26	51,100	51,101,007
Toronto-Dominion Bank/New York, 4.05%, 12/31/26, (1-day SOFR + 0.40%)(a)	10,500	10,502,798
Wells Fargo Bank N.A., 3.95%, 03/17/27(a)	7,920	7,920,660
Westpac Banking Corp./New York, 4.00%, 03/16/27	29,500	29,452,703
Total Certificates of Deposit — 12.8% (Cost: $1,070,620,000)		1,069,736,855
Commercial Paper
Alimentation Couche-Tard, Inc., 3.99%, 10/06/26	30,540	30,314,789
American Honda Finance Corp.
3.92%, 08/10/26	6,705	6,697,700
3.97%, 08/24/26	24,215	24,151,087
4.01%, 09/03/26	37,500	37,358,426
4.01%, 09/04/26	4,395	4,377,922
Aquitaine Funding Co. LLC, 3.96%, 10/30/26	14,690	14,544,327
Banco Santander SA, 4.30%, 05/04/27	43,150	41,766,615
Bank of New Zealand
3.67%, 08/12/26	14,000	13,982,878
4.21%, 04/16/27	54,085	52,495,350
Bank of Nova Scotia (The), 4.23%, 05/20/27	53,350	51,573,317
BPCE SA, 4.23%, 05/06/27	76,090	73,677,331
Britannia FDG Co., 3.89%, 10/19/26	26,970	26,738,657
Bunge Ltd. Fin Corp.
3.98%, 08/12/26	19,855	19,828,700
4.02%, 08/20/26	8,997	8,976,946
4.03%, 08/21/26	5,573	5,559,941
CDP Financial, Inc.
3.77%, 09/15/26(b)	25,000	24,880,208
3.79%, 10/05/26(b)	20,000	19,862,060
4.20%, 03/24/27	56,750	55,230,388
Charles Schwab & Co., Inc., 4.15%, 01/05/27	13,500	13,258,536
Columbia Funding Co. LLC, 4.09%, 01/11/27	20,200	19,830,132
Commonwealth Bank of Australia, 4.22%, 03/18/27	27,750	27,021,529
Danske Bank A/S
3.69%, 08/03/26(b)	20,500	20,493,698
3.89%, 10/30/26(b)	23,600	23,370,148
DNB Bank ASA, 3.76%, 10/05/26(b)	18,200	18,075,543
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 3.83%, 10/06/26	35,000	34,752,060
Eaton Capital ULC, 3.90%, 08/04/26	24,550	24,539,365
Federation des Caisses Desjardins du Quebec, 4.14%, 02/25/27	14,000	13,671,746
Fidelity National Information Services, Inc.
3.95%, 08/13/26	21,410	21,379,531
3.95%, 08/14/26	34,000	33,947,847
Glencore Funding LLC
3.88%, 08/04/26	40,000	39,982,776
3.88%, 08/05/26	11,280	11,273,926
HSBC USA, Inc.
3.81%, 08/14/26(b)	12,410	12,391,648
Security	Par (000)	Value
3.92%, 10/09/26(b)	$5,500	$5,458,363
4.00%, 11/05/26(b)	11,000	10,882,600
4.15%, 12/23/26(b)	13,990	13,760,098
4.37%, 04/29/27	36,930	35,749,189
4.40%, 05/20/27	39,610	38,239,304
ING U.S. Funding LLC, 3.80%, 10/06/26, (1-day SOFR + 0.30%)(a)(b)	16,660	16,664,560
Intrepid Funding Co. LLC, 3.81%, 09/17/26	37,490	37,300,451
Jackson National Life Short Term Funding LLC, 3.80%, 09/10/26	6,450	6,422,179
Lexington Parker Capital Co. LLC, 3.95%, 10/30/26	15,330	15,178,368
Lloyds Bank PLC, 4.25%, 04/09/27	12,245	11,890,997
Macquarie Bank Ltd.
3.92%, 09/17/26(b)	28,610	28,461,228
3.92%, 09/24/26(b)	24,000	23,857,001
4.29%, 03/18/27	33,380	32,488,567
4.39%, 05/18/27	10,050	9,705,562
Macquarie Group Ltd., 3.97%, 09/01/26	18,910	18,843,537
Marubeni Finance America LLC, 3.97%, 08/07/26	63,000	62,951,370
National Bank of Canada
3.66%, 08/03/26(b)	35,000	34,989,329
4.21%, 04/06/27	19,380	18,832,025
4.35%, 06/14/27	41,640	40,100,498
4.38%, 07/07/27	15,070	14,469,429
4.38%, 07/08/27	24,310	23,338,135
National Grid North America, Inc.
3.97%, 09/02/26	11,910	11,866,811
3.99%, 09/09/26	12,625	12,569,310
National Westminster Bank PLC, 4.22%, 04/15/27	29,840	28,964,485
Natixis SA/New York NY, 4.20%, 03/12/27	5,070	4,940,808
Nutrien Ltd., 4.02%, 08/21/26	6,830	6,814,029
Penske Truck Leasing Co. LP
4.05%, 08/13/26	11,390	11,373,360
4.09%, 08/21/26	7,750	7,731,571
4.10%, 08/24/26	9,820	9,793,240
4.19%, 10/06/26	13,255	13,152,319
PPG Industries, Inc., 3.99%, 09/29/26	2,310	2,295,407
Protective Life Short Term Funding LLC, 3.81%, 08/26/26(b)	8,250	8,227,367
Pure Grove Funding
3.80%, 09/10/26(b)	32,500	32,359,818
4.15%, 02/02/27	11,500	11,258,452
4.16%, 02/04/27	21,250	20,798,663
Royal Bank of Canada/New York
4.33%, 06/15/27	33,330	32,099,486
4.33%, 06/17/27	33,070	31,840,874
RWE AG
3.94%, 08/11/26	50,000	49,939,950
4.00%, 10/21/26	54,000	53,512,018
S&P Global, Inc., 3.95%, 08/12/26	23,150	23,119,567
Skandinaviska Enskilda Banken AB, 4.38%, 07/13/27	40,900	39,244,646
Spire, Inc.
3.95%, 08/12/26	12,030	12,014,185
3.98%, 08/17/26	18,605	18,570,140
3.99%, 08/19/26	24,925	24,872,677
Svenska Handelsbanken AB
4.24%, 03/29/27	6,640	6,456,842
4.26%, 04/13/27	60,730	58,942,601
4.35%, 06/14/27	18,170	17,498,266
Tokeneke Funding Co. LLC, 3.87%, 09/10/26	16,310	16,238,349
Toronto-Dominion Bank/New York, 3.97%, 12/10/26(b)	8,830	8,703,326
Verizon Communications, Inc.
3.98%, 08/17/26	17,185	17,152,800
3.98%, 08/26/26	9,795	9,766,941
Verto Capital Compartment E, 4.17%, 01/13/27	22,560	22,134,462
Verto Capital I Compartment C, 4.18%, 01/19/27	50,870	49,874,810

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Verto Capital I Compartment D, 4.18%, 01/20/27	$6,610	$6,479,913
Westpac Banking Corp., 3.79%, 09/08/26(b)	37,040	36,888,673
Westpac Securities NZ Ltd./London
3.79%, 09/18/26(b)	18,700	18,604,043
3.87%, 10/27/26(b)	33,000	32,690,615
Total Commercial Paper — 25.0% (Cost: $2,095,125,262)		2,094,378,741
Corporate Bonds & Notes
Aerospace & Defense — 0.7%
General Dynamics Corp., 3.50%, 04/01/27	6,265	6,235,764
Honeywell Aerospace, Inc., 3.90%, 03/16/28(b)	53,370	52,761,954
		58,997,718
Agriculture — 0.5%
Philip Morris International, Inc.
3.88%, 10/27/28	21,960	21,620,125
4.13%, 04/27/29	20,875	20,574,708
		42,194,833
Auto Manufacturers — 4.4%
American Honda Finance Corp.
4.38%, 10/05/26, (1-day SOFR Index + 0.72%)(a)	10,000	10,006,022
4.40%, 10/05/26	13,820	13,825,974
Series A, 4.54%, 04/10/28, (1-day SOFR Index + 0.93%)(a)	18,355	18,390,058
Series A, 4.55%, 04/10/28(c)	7,715	7,696,965
BMW U.S. Capital LLC
4.42%, 08/13/26, (1-day SOFR Index + 0.80%)(a)(b)	13,660	13,661,639
4.65%, 08/13/26(b)	5,695	5,696,047
Daimler Truck Finance North America LLC
4.15%, 01/12/29(b)	14,260	14,042,816
4.30%, 08/12/27(b)(c)	9,085	9,064,465
4.95%, 01/13/28(b)	8,705	8,737,702
5.00%, 01/15/27(b)	10,660	10,690,160
Hyundai Capital America
4.25%, 09/18/28(b)	11,655	11,500,144
4.25%, 01/08/29(b)	26,475	26,064,295
4.30%, 09/24/27(b)	13,825	13,761,799
4.50%, 06/16/28(b)(c)	16,265	16,166,305
4.65%, 09/24/27, (1-day SOFR + 1.03%)(a)(b)	13,825	13,893,473
4.74%, 06/23/27, (1-day SOFR + 1.12%)(a)(b)(c)	15,375	15,455,113
4.85%, 03/25/27(b)(c)	14,215	14,243,650
5.25%, 01/08/27(b)	12,500	12,540,895
5.95%, 09/21/26(b)(c)	15,400	15,433,031
Toyota Motor Credit Corp.
3.95%, 02/12/27, (1-day SOFR + 0.30%)(a)	8,400	8,399,111
4.35%, 10/08/27(c)	13,670	13,665,167
Series B, 3.75%, 01/12/28(c)	20,000	19,813,447
Series B, 4.25%, 05/12/28(c)	55,465	55,300,874
Volkswagen Group of America Finance LLC, 4.45%, 09/11/27(b)	18,010	17,946,566
		365,995,718
Banks — 14.6%
ABN AMRO Bank NV, 4.20%, 07/07/28(b)(c)	8,745	8,685,010
ANZ New Zealand International Ltd./London, 4.00%, 01/22/29(b)(c)	9,830	9,673,764
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27(c)	15,240	15,271,039
Series A, 3.92%, 12/08/28	11,715	11,556,493
Bank of America Corp., 3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(a)	8,276	8,136,020
Bank of New York Mellon (The), 4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	5,610	5,609,672
Banque Federative du Credit Mutuel SA, 5.09%, 01/23/27(b)	15,260	15,313,836
Security	Par (000)	Value
Banks (continued)
BPCE SA, 5.20%, 01/18/27(b)(c)	$9,455	$9,494,447
Citibank N.A.
4.13%, 06/18/28, (1-day SOFR + 0.50%)(a)	19,045	19,053,033
4.55%, 06/18/29, (1-day SOFR + 0.60%)(a)	19,045	18,980,450
5.49%, 12/04/26	15,380	15,432,271
Citigroup, Inc., 4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	10,000	9,999,951
Commonwealth Bank of Australia, 4.09%, 11/27/26, (1-day SOFR + 0.46%)(a)(b)	13,900	13,909,730
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	14,015	14,001,529
Series C, 4.36%, 03/27/29	10,925	10,866,056
Cooperatieve Rabobank UA/New York
4.35%, 06/09/28	17,350	17,301,035
4.88%, 01/21/28(c)	26,305	26,465,326
Cooperative Rebobank UA/New York, 4.37%, 05/27/27	45,780	45,806,005
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(a)	37,950	37,848,951
Goldman Sachs Group, Inc. (The), 4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	17,000	16,838,728
ING Bank NV, 4.56%, 07/07/29(b)	42,315	42,137,456
JPMorgan Chase & Co.
2.95%, 02/24/28, (1-day SOFR + 1.17%)(a)	46,084	45,681,188
5.57%, 04/22/28, (1-day SOFR + 0.93%)(a)	19,775	19,910,732
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	12,000	12,030,412
Macquarie Bank Ltd.
3.92%, 02/03/28(b)	25,970	25,741,882
5.39%, 12/07/26(b)(c)	6,210	6,235,776
Mizuho Bank Ltd., 4.40%, 04/16/29(b)	18,355	18,246,914
Morgan Stanley
3.59%, 07/22/28(a)	13,190	13,045,743
4.87%, 07/12/29, (1-day SOFR Index + 0.85%)(a)	16,975	16,971,878
Morgan Stanley Bank N.A., 4.97%, 07/14/28, (1-day SOFR + 0.93%)(a)	14,477	14,518,395
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(a)	53,215	52,896,966
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	9,733	9,718,115
National Australia Bank Ltd., 4.15%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	13,400	13,417,235
National Australia Bank Ltd./New York
4.31%, 06/13/28(c)	12,095	12,055,247
4.43%, 06/04/29	37,955	37,781,411
National Securities Clearing Corp.
4.35%, 05/20/27(b)(c)	26,590	26,613,223
4.35%, 06/09/28(b)	24,250	24,174,004
NatWest Markets PLC
4.17%, 11/06/28(b)	32,250	31,845,926
4.65%, 03/27/29(b)	16,401	16,307,088
4.79%, 03/21/28(b)(c)	22,400	22,455,830
Nordea Bank Abp
4.33%, 03/17/28, (1-day SOFR + 0.70%)(a)(b)(c)	11,765	11,816,910
4.40%, 05/21/29(b)	18,660	18,528,754
PNC Financial Services Group, Inc. (The), 4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)(c)	23,950	23,722,231
Skandinaviska Enskilda Banken AB, 4.38%, 06/02/28(b)(c)	30,540	30,461,754
Standard Chartered Bank/New York, Series ., 4.72%, 05/28/29, (1-year CMT + 0.65%)(a)(c)	36,625	36,535,406
State Street Bank & Trust Co., 4.09%, 11/25/26, (1-day SOFR + 0.46%)(a)	5,720	5,723,604
Sumitomo Mitsui Financial Group, Inc., 4.11%, 01/15/29	12,965	12,758,556
Sumitomo Mitsui Trust Bank Ltd.
4.34%, 03/05/29, (1-day SOFR + 0.71%)(a)(b)(c)	17,500	17,541,493
4.45%, 09/10/27(b)	13,820	13,802,487
5.65%, 09/14/26(b)(c)	12,000	12,020,170

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Svenska Handelsbanken AB, 4.38%, 05/23/28(b)(c)	$12,460	$12,435,948
Truist Bank
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	36,315	36,228,503
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)	12,430	12,318,372
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(a)	17,795	17,697,479
4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)(c)	16,755	16,779,762
Series ., 4.12%, 05/17/27, (1-day SOFR + 0.50%)(a)	49,020	48,981,592
United Overseas Bank Ltd., 4.23%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(b)(c)	14,125	14,155,898
Wells Fargo & Co.
4.34%, 05/20/29, (1-day SOFR + 0.72%)(a)(c)	18,655	18,664,701
4.45%, 01/24/28, (1-day SOFR + 0.78%)(a)	13,160	13,183,606
4.58%, 05/20/29, (1-day SOFR + 0.72%)(a)	18,655	18,590,771
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(a)	9,200	9,216,499
Westpac Banking Corp., 4.13%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	13,570	13,591,237
Westpac New Zealand Ltd., 4.13%, 01/29/29(b)(c)	12,155	11,971,813
		1,218,756,313
Biotechnology — 0.2%
Gilead Sciences, Inc., 4.25%, 05/20/28(c)	20,620	20,530,355
Commercial Services — 0.2%
PayPal Holdings, Inc.
4.32%, 03/06/28, (1-day SOFR + 0.67%)(a)(c)	10,625	10,637,399
4.45%, 03/06/28	6,610	6,586,153
		17,223,552
Computers — 0.1%
Accenture Capital, Inc., 3.90%, 10/04/27	9,390	9,336,839
Distribution & Wholesale — 0.1%
Mitsubishi Corp., 4.00%, 09/09/28(b)(c)	5,660	5,590,894
Diversified Financial Services — 1.3%
Equitable America Global Funding
3.95%, 09/15/27(b)	4,530	4,488,176
4.30%, 12/15/28(b)	46,820	46,261,340
4.34%, 09/15/27, (1-day SOFR + 0.71%)(a)(b)(c)	16,395	16,416,828
4.65%, 06/09/28(b)	22,850	22,775,233
USAA Capital Corp., 4.38%, 06/01/28(b)(c)	15,395	15,334,339
		105,275,916
Electric — 1.3%
DTE Electric Co., 4.25%, 05/14/27	1,880	1,879,260
Georgia Power Co., 4.06%, 11/22/27, (1-day SOFR Index + 0.42%)(a)	19,280	19,299,124
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/27	13,545	13,453,495
4.00%, 10/30/26, (1-day SOFR + 0.33%)(a)(c)	16,125	16,125,613
4.75%, 02/07/28	6,125	6,140,294
Series D, 4.05%, 08/09/27, (1-day SOFR Index + 0.43%)(a)(c)	14,235	14,243,706
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27	9,825	9,840,645
4.85%, 02/04/28	10,270	10,310,977
WEC Energy Group, Inc., 4.75%, 01/15/28	21,270	21,316,409
		112,609,523
Electronics — 0.5%
Amphenol Corp.
3.80%, 11/15/27	27,270	27,052,099
4.16%, 11/15/27, (1-day SOFR + 0.53%)(a)(c)	10,795	10,810,984
5.05%, 04/05/27(c)	5,800	5,827,034
		43,690,117
Environmental Control — 0.1%
Waste Management, Inc., 4.95%, 07/03/27(c)	9,390	9,442,264
Security	Par (000)	Value
Food — 0.2%
Mars, Inc., 4.45%, 03/01/27(b)	$17,705	$17,738,746
Health Care - Products — 0.4%
Stryker Corp., 4.55%, 02/10/27(c)	26,280	26,320,743
Thermo Fisher Scientific, Inc., 5.00%, 12/05/26(c)	10,000	10,021,246
		36,341,989
Health Care - Services — 0.2%
Roche Holdings, Inc., 5.27%, 11/13/26(b)(c)	13,170	13,199,378
Insurance — 7.2%
Athene Global Funding
4.31%, 08/10/26, (1-day SOFR Index + 0.68%)(a)(b)	7,190	7,190,380
4.58%, 03/06/28, (1-day SOFR Index + 0.95%)(a)(b)(c)	48,025	47,965,029
4.60%, 04/19/27, (1-day SOFR + 0.95%)(a)(b)	13,905	13,930,598
4.83%, 05/09/28(b)	52,090	51,947,700
Jackson National Life Global Funding, 4.80%, 04/09/29(b)(c)	24,805	24,684,940
MassMutual Global Funding II
4.00%, 01/22/29(b)	50,000	49,144,257
4.30%, 10/22/27(b)	9,274	9,260,359
4.45%, 03/27/28(b)(c)	28,446	28,411,755
Metropolitan Life Global Funding I
4.15%, 08/25/28(b)	6,820	6,753,012
4.28%, 04/13/28, (1-day SOFR Index + 0.62%)(a)(b)	18,355	18,367,710
New York Life Global Funding, 4.20%, 04/20/29(b)	53,655	52,948,940
Northwestern Mutual Global Funding
4.13%, 08/25/28(b)	7,580	7,502,989
4.40%, 03/30/29(b)(c)	57,375	56,939,521
4.49%, 03/21/28(b)(c)	20,970	20,958,993
Pacific Life Global Funding II
4.11%, 02/04/27, (1-day SOFR + 0.48%)(a)(b)(c)	23,140	23,153,004
4.30%, 04/27/29(b)	54,390	53,658,075
Pricoa Global Funding I, 4.40%, 08/27/27(b)(c)	8,500	8,504,197
Principal Life Global Funding II
1.50%, 11/17/26(b)	9,750	9,673,242
4.25%, 08/18/28(b)(c)	6,315	6,249,042
4.60%, 08/19/27(b)(c)	13,570	13,592,673
4.65%, 05/18/29(b)(c)	37,730	37,510,316
Protective Life Global Funding
4.27%, 05/06/27, (1-day SOFR + 0.65%)(a)(b)	11,850	11,866,466
4.48%, 09/11/28, (1-day SOFR + 0.85%)(a)(b)(c)	30,000	30,067,097
4.99%, 01/12/27(b)(c)	15,250	15,299,767
		605,580,062
Internet — 1.2%
Amazon.com, Inc.
3.85%, 03/13/28	35,590	35,255,545
3.90%, 11/20/28	11,515	11,330,936
4.09%, 03/13/28, (1-day SOFR + 0.44%)(a)(c)	17,795	17,811,768
4.60%, 07/09/29(c)	39,080	38,946,277
		103,344,526
Lodging — 0.2%
Marriott International, Inc./MD, 4.20%, 07/15/27	16,290	16,246,654
Machinery — 1.3%
Caterpillar Financial Services Corp.
4.04%, 01/07/27, (1-day SOFR + 0.38%)(a)	10,545	10,547,911
4.50%, 01/07/27(c)	13,130	13,146,251
Series L, 4.20%, 05/15/28	36,975	36,816,916
John Deere Capital Corp.
4.20%, 07/15/27(c)	5,820	5,819,781
4.50%, 01/08/27(c)	13,130	13,150,608
Series I, 4.06%, 01/07/28, (1-day SOFR + 0.40%)(a)	16,400	16,424,157
Series I, 4.13%, 01/18/29	10,260	10,170,788
		106,076,412

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing — 0.6%
Eaton Corp., 3.85%, 03/06/28	$15,370	$15,200,586
Siemens Funding BV, 4.35%, 05/26/28(b)	37,720	37,660,088
		52,860,674
Mining — 0.2%
Rio Tinto Finance USA PLC
4.38%, 03/12/27(c)	5,585	5,589,939
4.47%, 03/14/28, (1-day SOFR Index + 0.84%)(a)	7,450	7,496,914
		13,086,853
Pharmaceuticals — 0.6%
AbbVie, Inc.
3.78%, 03/03/28	11,260	11,138,581
4.13%, 03/03/28, (1-day SOFR Index + 0.48%)(a)	21,375	21,399,916
Eli Lilly & Co., 4.15%, 05/20/29(c)	14,925	14,783,560
Pfizer, Inc., 3.88%, 11/15/27	5,970	5,935,288
		53,257,345
Retail — 0.6%
Lowe's Cos, Inc., 3.95%, 10/15/27(c)	31,940	31,726,239
Starbucks Corp., 4.85%, 02/08/27	14,940	14,975,330
		46,701,569
Semiconductors — 0.2%
Advanced Micro Devices, Inc., 4.21%, 09/24/26	14,045	14,039,235
Software — 0.9%
Intuit, Inc., 5.25%, 09/15/26	11,165	11,166,757
Salesforce, Inc., 4.50%, 03/15/28	53,370	53,247,591
ServiceNow, Inc., 4.25%, 05/15/28(c)	11,020	10,961,002
		75,375,350
Telecommunications — 0.9%
NBN Co. Ltd., 4.00%, 10/01/27(b)(c)	27,660	27,457,806
NTT Finance Corp.
4.57%, 07/16/27(b)	15,670	15,681,746
4.74%, 03/31/28(b)	27,245	27,221,773
Verizon Communications, Inc., 4.13%, 03/16/27	6,218	6,210,276
		76,571,601
Total Corporate Bonds & Notes — 38.7% (Cost: $3,250,544,927)		3,240,064,436
Municipal Debt Obligations
Illinois — 0.0%
State of Illinois, GO, 4.33%, 04/01/27	2,050	2,048,923
New York — 0.3%
City of New York, GO, 4.19%, 02/01/28	4,695	4,682,715
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.48%, 05/01/27	1,670	1,670,732
4.51%, 11/01/26	14,325	14,325,616
Taxable Municipal Funding Trust, RB, VRDN, 3.97%, 09/04/26(a)(b)(d)	840	840,000
		21,519,063
Total Municipal Debt Obligations — 0.3% (Cost $23,580,000)		23,567,986
Repurchase Agreements(e)
Bank of America Securities Inc., 3.92%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $62,756,739, collateralized by non-agency mortgage-backed security, 3.17% to 7.21%, due 01/15/38 to 07/25/66, par and fair value of $71,956,278 and 67,142,502 respectively).	62,750	62,750,000
Security	Par (000)	Value
Bank of America Securities Inc., 4.13%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $19,002,150, collateralized by non-agency mortgage-backed security, 0.01% to 8.61%, due 11/15/28 to 01/25/57, par and fair value of $26,054,796 and 20,519,698 respectively).	$19,000	$19,000,000
Bank of America Securities Inc., 4.2%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $35,004,027, collateralized by non-agency mortgage-backed security, 2.37% to 11.04%, due 04/25/33 to 02/25/71, par and fair value of $185,241,650 and 40,114,859 respectively).	35,000	35,000,000
Barclays Bank PLC., 4.18%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $40,004,581, collateralized by non-agency mortgage-backed security, 0.00% to 11.00%, due 10/20/31 to 01/30/59, par and fair value of $57,700,406 and 46,000,000 respectively).	40,000	40,000,000
BNP Paribas., 4.02%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $46,755,149, collateralized by non-agency mortgage-backed security, 1.64% to 9.88%, due 08/15/26 to 01/01/99, par and fair value of $51,472,000 and 51,407,763 respectively).	46,750	46,750,000
Citigroup Global Markets Inc., 3.96%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $109,011,826, collateralized by non-agency mortgage-backed security, 3.31% to 7.58%, due 10/25/33 to 03/25/69, par and fair value of $122,686,659 and 114,450,001 respectively).	109,000	109,000,000
Citigroup Global Markets Inc., 3.98%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $12,001,308, collateralized by non-agency mortgage-backed security, 5.97% to 9.61%, due 11/15/41 to 04/15/42, par and fair value of $17,359,705 and 12,600,001 respectively).	12,000	12,000,000
Duetsche Bank Securities., 4.08%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $30,003,353, collateralized by non-agency mortgage-backed security, 3.38% to 9.13%, due 02/15/28 to 01/01/99, par and fair value of $30,839,000 and 31,500,740 respectively).	30,000	30,000,000
Goldman Sachs & Co. LLC., 4.17%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $108,012,339, collateralized by non-agency mortgage-backed security, 2.90% to 7.40%, due 07/07/28 to 10/17/39, par and fair value of $135,731,828 and 105,000,044 respectively).	100,000	100,000,000
Mizuho Securities USA Inc., 4.08%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $6,000,671, collateralized by non-agency mortgage-backed security, 2.31% to 2.31%, due 11/20/51 to 11/20/51, par and fair value of $6,942,529 and 6,900,000 respectively).	6,000	6,000,000
Mizuho Securities USA Inc., 4.18%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $130,014,888, collateralized by non-agency mortgage-backed security, 2.06% to 6.49%, due 03/16/29 to 06/25/60, par and fair value of $162,364,868 and 148,073,931 respectively).	130,000	130,000,000
Wells Fargo Securities., 4.07%, 8/1/2026 (Purchased on 7/31/2026 to be repurchased at $90,010,036, collateralized by non-agency mortgage-backed security, 1.65% to 5.78%, due 02/10/32 to 07/25/70, par and fair value of $131,254,735 and 101,680,472 respectively).	90,000	90,000,000
Total Repurchase Agreements — 8.1% (Cost: $680,500,000)		680,500,000

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 2.3%
U.S. Treasury Notes
3.38%, 02/29/28(c)	$35,000	$34,540,625
3.50%, 09/30/26	13,825	13,816,640
3.75%, 08/31/26	27,420	27,415,716
3.88%, 03/31/27	30,000	29,969,531
3.88%, 05/31/27	25,000	24,950,937
4.00%, 05/31/28	25,000	24,882,813
4.13%, 10/31/26	41,195	41,210,770
Total U.S. Government Obligations — 2.3% (Cost: $197,032,399)		196,787,032
	Shares
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(f)(g)(h)	130,887,487	130,926,754
Total Money Market Funds — 1.6% (Cost: $130,913,883)		130,926,754
Total Investments — 98.2% (Cost: $8,235,968,467)		8,222,832,853
Other Assets Less Liabilities — 1.8%		149,682,264
Net Assets — 100.0%		$8,372,515,117

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Maturity date represents next reset date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%	$56,472,908	$74,466,989 (a)	$—	$(1,855)	$(11,288)	$130,926,754	130,887,487	$206,301 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	—	—	0 (a)	—	—	—	—	198,245	—
				$(1,855)	$(11,288)	$130,926,754		$404,546	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Ultra Short Duration Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Asset-Backed Securities	$—	$786,871,049	$—	$786,871,049
Certificates of Deposit	—	1,069,736,855	—	1,069,736,855
Commercial Paper	—	2,094,378,741	—	2,094,378,741
Corporate Bonds & Notes	—	3,240,064,436	—	3,240,064,436
Municipal Debt Obligations	—	23,567,986	—	23,567,986
Repurchase Agreements	—	680,500,000	—	680,500,000
U.S. Government & Agency Obligations	—	196,787,032	—	196,787,032
Money Market Funds	130,926,754	—	—	130,926,754
	$130,926,754	$8,091,906,099	$—	$8,222,832,853

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation

RB	Revenue Bonds
S&P	Standard & Poor's
SOFR	Secured Overnight Financing Rate